SIT MUTUAL FUNDS
                              BOND FUNDS PROSPECTUS

Sit Money Market Fund, Inc.                   Sit Tax-Free Income Fund
Sit U.S. Government Securities Fund, Inc.     Sit Minnesota Tax-Free Income Fund
                                              Sit Florida Tax-Free Income Fund


                     SUPPLEMENT DATED APRIL 29, 2005 TO THE
                   BOND FUNDS PROSPECTUS DATED AUGUST 1, 2004

On April 28, 2005 the Sit Bond Fund ("Bond Fund") a series of Sit Mutual Funds II, Inc., was dissolved and liquidated pursuant to a Plan of Dissolution and Liquidation approved by the shareholders of the Bond Fund at a special meeting of shareholders held on April 28, 2005.

All references to the Bond Fund in the Prospectus dated August 1, 2004 should be deleted, including the contents of pages 5 and 6.

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                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           SIT MONEY MARKET FUND, INC.
                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
                    SIT MUTUAL FUNDS II, INC., COMPRISED OF:
                            SIT TAX-FREE INCOME FUND
                       SIT MINNESOTA TAX-FREE INCOME FUND
                      SIT MUTUAL FUNDS TRUST, COMPRISED OF:
                        SIT FLORIDA TAX-FREE INCOME FUND

                        3300 IDS Center, 80 S. 8th Street
                        Minneapolis, Minnesota 55402-4130
                                  612-334-5888
                                  800-332-5580
                                www.sitfunds.com

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectus. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2004 are incorporated by reference into this Statement of Additional Information. Copies of the Funds' Prospectus and/or Annual Report may be obtained from the Funds without charge by contacting the Funds by telephone at
(612) 334-5888 or (800) 332-5580 or by mail at 3300 IDS Center, 80 S. 8th
Street, Minneapolis, Minnesota 55402-4130, or by visiting the SEC website at www.sec.gov. This Statement of Additional Information is dated August 1, 2004, as supplemented on April 29, 2005 and is to be used with the Funds' Prospectus dated August 1, 2004.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
FUND BACKGROUND.............................................................  2
ADDITIONAL INVESTMENT RESTRICTIONS
       Money Market Fund....................................................  3
       U.S. Government Securities Fund......................................  4
       Tax-Free Income Fund.................................................  4
       Minnesota Tax-Free Income Fund.......................................  5
       Florida Tax-Free Income Fund.........................................  6
ADDITIONAL INVESTMENT POLICIES & RISKS
       Bank Obligations.....................................................  7
       Commercial Paper and other Corporate Debt Securities.................  8
       Obligations of the U.S. Government...................................  8
            U.S. Treasury Inflation-Protection Securities...................  9
       Collateralized Mortgage Obligations..................................  9
       Mortgage-Backed Securities...........................................  9
       Asset-Backed Securities.............................................. 11
       Manufactured Home Loans.............................................. 11
       Municipal Securities................................................. 11
            Municipal Bonds................................................. 11
            Municipal Notes................................................. 12
            Municipal Commercial Paper...................................... 12
            Municipal Leases................................................ 12
            Housing Authority Bonds......................................... 12
            Industrial Development Revenue Bonds............................ 13
            Health Care Facility Revenue Obligations........................ 13


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            Minnesota Tax-Exempt Obligations................................ 13
            Florida Municipal Securities.................................... 15
       Tobacco Settlement Asset-Backed Bonds................................ 18
       Futures Contracts, Options, and Swap Agreements...................... 18
       Zero Coupon Securities............................................... 20
       When Issued and Forward Commitment Securities........................ 21
       Repurchase Agreements................................................ 21
       Illiquid Securities.................................................. 21
       Variable and Floating Rate Notes..................................... 22
       Foreign Debt Securities.............................................. 22
       Sit Money Market Fund................................................ 22
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       Ratings of Debt Securities........................................... 22
       Risks of Investing in High Yield Securities.......................... 23
       Diversification...................................................... 24
       Concentration Policy................................................. 24
       Portfolio Turnover................................................... 25
       Securities Lending................................................... 25
       Duration............................................................. 25
ADDITIONAL INFORMATION ABOUT SELLING SHARES
       Suspension of Selling Ability........................................ 26
       Telephone Transactions............................................... 26
       Redemption-In-Kind................................................... 26
COMPUTATION OF NET ASSET VALUE.............................................. 26
MANAGEMENT.................................................................. 28
       Fund Shares Owned by Directors/Trustees.............................. 31
       Compensation......................................................... 32
       Code of Ethics....................................................... 32
INVESTMENT ADVISER.......................................................... 32
DISTRIBUTOR................................................................. 34
BROKERAGE................................................................... 35
PROXY VOTING................................................................ 36
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................... 36
TAXES....................................................................... 37
CAPITALIZATION AND VOTING RIGHTS............................................ 40
FINANCIAL STATEMENTS........................................................ 41
OTHER INFORMATION........................................................... 41
LIMITATION OF DIRECTOR / TRUSTEE LIABILITY.................................. 41
APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS.............................. 43
APPENDIX B - MUNICIPAL BOND RATINGS......................................... 44

FUND BACKGROUND
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Sit Mutual Funds are managed by Sit Investment Associates, Inc. (the "Adviser").
Sit Mutual Funds are comprised of thirteen 100% no-load funds. This Statement of Additional Information contains the five bond funds, which are: Money Market Fund, U.S. Government Securities Fund, Tax-Free Income Fund, Minnesota Tax-Free Income Fund, and Florida Tax-Free Income Fund, (collectively, the "Funds").

With the exception of the Florida Tax-Free Income Fund, each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation. The Money Market Fund and the corporate issuer of the Tax-Free Income Fund, and Minnesota Tax-Free Income Fund (Sit Mutual Funds II, Inc.) were incorporated on May 18, 1984. The U.S. Government Securities Fund was incorporated on December 19, 1986. The Florida Tax-Free Income Fund is a series of Sit Mutual Funds Trust (the "Trust") which was formed as a Delaware statutory trust on October 15, 2003.

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ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives and investment strategies of the Funds are set forth in the Prospectus under "Fund Summaries." Set forth below are the fundamental investment restrictions and policies applicable to the Funds, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation. Investment restrictions which prohibit the Funds from investing in real estate do not prohibit the Funds from owning real estate acquired in connection with foreclosures or other actions taken with respect to real estate underlying securities held by the Funds.

MONEY MARKET FUND
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The Money Market Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Concentrate more than 25% of the value of its net assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. Banks shall be categorized as commercial banks and savings and loan institutions, and each category shall be considered a separate industry. As to finance companies, the following categories will be considered separate industries: 1) captive automobile finance companies; 2) captive equipment finance companies; 3) captive retail finance companies; 4) consumer loan companies; 5) diversified finance companies; and 6) captive oil finance companies. This limitation does not apply to obligations issued by the U.S. government or its agencies or instrumentalities;
2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if, as a result, more than 5% of the Fund's net assets would be invested in securities of such issuer. This restriction is limited to 75% of the Fund's net assets;
3.     Purchase more than 10% of any voting class of securities of any issuer;
4. Invest more than 10% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than five years of continuous operations;
5. Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, represent more than 5% of the issuer's securities;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purpose of purchase of investments, and not in excess of 33-1/3% of the Fund's total net assets;
7. Lend money to others except through the purchase of debt obligations (including repurchase agreements) of the type which the Fund is permitted to purchase;
8. Except as part of a merger, consolidation, acquisition or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company;
9. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
10.    Invest for the purpose of controlling management of any company;
11.    Underwrite the securities of other issuers;
12. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate;
13. Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which invest in or sponsor such programs;
14. Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds, or industrial revenue bonds;
15.    Issue senior securities as defined in the Investment Company Act of 1940;
       or
16. Invest more than 15% of its net assets collectively in all types of illiquid securities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will:
1. Not invest more than 10% of its net assets collectively in all types of illiquid securities;

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2.     Comply with all requirements of Rule 2a-7 under the Investment Company
       Act of 1940, as such rule may be amended from time to time;
3. Not invest more than 5% of its net assets in any one issuer other than as permitted pursuant to Rule 2a-7 under the Investment Company Act of 1940, as such rule may be amended from time to time;
4. Not pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings; or
5. Not invest more than 20% of its assets in U.S. dollar denominated debt securities of foreign corporations and foreign governments rated in one of the two highest categories by a nationally recognized statistical rating organization ("NRSRO").

U.S.  GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase securities of any issuer except securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities;
2. Have any limitation with regard to concentration for the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
3. Invest in commodities, commodity contracts or interest rate future contracts; or purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;
4. Make loans except by purchasing publicly distributed debt securities such as bonds, debentures and similar obligations;
5. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
6.     Invest in repurchase agreements;
7. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
8.     Underwrite the securities of other issuers;
9. Invest in securities subject to legal or contractual restrictions on resale or securities which are otherwise illiquid;
10.    Invest in exploration or development for oil, gas or other minerals;
11.    Issue senior securities as defined in the Investment Company Act of 1940;
       or
12. Invest in securities other than those issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission; or
3. Invest more than 5% of its net assets in put and call options on debt securities for the purpose of hedging.

TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Tax-Free Income Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;
3. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to index futures contracts, interest rate futures contracts or options on interest rate futures contracts for hedging;
4. Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
5. Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
6.     Write put or call options;

7.     Issue senior securities as defined in the Investment Company Act of 1940;
8. Invest in more than 10% of the outstanding voting securities of any one issuer;
9. Invest more than 15% of its net assets collectively in all types of illiquid securities;
10. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets,
11. Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from both regular federal income tax and federal alternative minimum tax, during normal market conditions;
12. Invest more than 20% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal income tax and federal alternative minimum tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes); or
13. Invest more than 25% of its assets in the securities of issuers in any single industry, except that the Fund may invest without limitation in housing-related securities.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3.     Invest for the purpose of exercising control or management;
4. Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions; or
5. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Invest in real estate, although it may invest in securities which are secured by or represent interests in real estate;
2. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to index futures contracts, interest rate futures contracts or options on interest rate futures contracts for hedging;
3. Make loans except by purchase of debt obligations (including repurchase agreements) in which it may invest consistent with its investment policies;
4. Underwrite securities of other issuers except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
6.     Issue senior securities as defined in the Investment Company Act of 1940;
7. Invest more than 25% of its assets in the securities of issuers in any single industry, except that the Fund may invest without limitation in housing;.
8. Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from regular federal income tax, federal alternative minimum tax, and Minnesota regular personal income tax, during normal market conditions; or
9. Invest more than 20% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal income tax, federal alternative minimum tax or Minnesota regular personal income tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes).

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:

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

1. Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3.     Write put options;
4. Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions;
5. Invest more than 15% of its net assets collectively in all types of illiquid securities;
6. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
2. Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate and may hold real estate received from an issuer in default or bankruptcy;
3. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
4.     Underwrite the securities of other issuers;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund's total net assets at the time of such borrowing. In the event that the principal amount of the Fund's borrowing at any time exceeds 33 1/3% of the Fund's total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund's total net assets;
6. Invest more than 25% of its assets in a single industry except the Fund may invest without limitation in housing authority bonds;
7. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as permitted within the Fund's investment restrictions; or
8. Invest less than 80% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax, during normal market conditions.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Trustees of the Fund. The Fund will not:
1. Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3.     Write put options;
4. Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions;
5. Invest more than 15% of its net assets collectively in all types of illiquid securities;

6. Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
8. Invest more than 10% of its net assets plus the amount of any borrowings for investment purposes in municipal securities that generate interest income subject to regular federal alternative minimum tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes);
9. Invest more than 30% of the Fund's net assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) at the time of purchase or determined to be of comparable quality by the Fund's investment adviser at the time of purchase; or
10. Invest in securities rated lower than B3 by Moody's Investors Service, or B- by Standard and Poor's or Fitch Ratings or, if unrated, determined by the Fund's investment adviser to be of comparable quality.

ADDITIONAL INVESTMENT POLICIES & RISKS
--------------------------------------------------------------------------------

BANK OBLIGATIONS
--------------------------------------------------------------------------------
Each Fund may invest in bank obligations, either as a principal investment strategy or for temporary defensive purposes. These include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations.

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. The Funds may invest in Eurodollar certificates of deposit subject to the 25% limitation for concentration in any one industry. Eurodollar certificates of deposit are negotiable deposits denominated in U.S. dollars on deposit with foreign branches of U.S. banks which have a specified maturity.

Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investors' money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market.

In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with a Fund's purchase of variable rate certifies of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

The Funds may invest in time deposits. Time deposits are deposits held in foreign branches of U.S. banks which have a specified term or maturity. Time deposits are similar to certificates of deposit, except they are not transferable, and are, therefore, illiquid prior to their maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

The bank money market instruments in which the Funds invest may be issued by U.S. commercial banks, foreign branches of U.S. commercial banks, foreign banks and U.S. and foreign branches of foreign banks. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the Funds' portfolios may contain securities of foreign banks and foreign branches of domestic banks, the Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Funds only purchase certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Funds do not benefit materially from insurance from the Federal Deposit Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Funds are generally in denominations far in excess of the dollar limitations on insurance coverage.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Short-term corporate debt instruments purchased by the Money Market Fund (and possibly by the other Funds for temporary defensive purposes) consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

Other short-term corporate debt obligations may include fixed interest rate non-convertible corporate debt securities (i.e., bonds and debentures) with no more than 397 days remaining to maturity at date of settlement.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES
--------------------------------------------------------------------------------
Each Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities. Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

The Prospectus also refers to securities that are issued or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government. These U.S. government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities which the Funds may purchase include the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Student

Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Funds will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the Funds' Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Funds.

The Funds may purchase securities that are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan.

U.S. TREASURY INFLATION-PROTECTION SECURITIES. One type of U.S. government obligations is U.S. Treasury inflation-protection securities. The U.S. Government Securities Fund may invest in U.S. Treasury inflation-protection securities which are marketable book-entry securities issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in consumer prices. The index used to measure inflation is the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers.

The principal value of an inflation-protection security is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. Some inflation-protection securities may be stripped into principal and interest components.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
--------------------------------------------------------------------------------
The U.S. Government Securities Fund may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. CMOs are commonly referred to as derivative securities. Similar to a bond, interest and prepaid principal on a CMO is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying each Fund's diversification tests.

In a typical CMO transaction, a corporation ("issuer") issues multiple series ("A, B, C, Z") of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage instruments or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
The mortgage-backed securities in which the U.S. Government Securities Fund invest provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Funds by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., GNMA's, are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

Residential mortgage loans are pooled by the Federal Home Loan Mortgage Corporation ("FHLMC"). FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interest in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal; however, PC's are not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.

The Federal Housing Administration ("FHA") was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project Pools are pass-through securities representing undivided interests in pools of FHA-insured multi-family project mortgage loans.

The Funds may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities -- prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
The Money Market Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, utilities, and home equity loans. Asset-backed securities are generally privately issued and, similar to mortgage-backed securities, pass through cash flows to investors. Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. In addition, prepayments are less sensitive to changes in interest rates than mortgage pass-throughs. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

MANUFACTURED HOME LOANS
--------------------------------------------------------------------------------
The U.S. Government Securities Fund invests in GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit. In certain instances the loan may be collateralized by a combination of a manufactured home unit and a developed lot of land upon which the unit can be placed. Manufactured home loans are generally not mortgages; however, because of the structural and operational similarities with mortgage backed pass-through securities and the role of GNMA, industry practice often groups the securities within the spectrum of GNMA mortgage backed pass-through securities for listing purposes. Manufactured home loans have key characteristics different from mortgage-backed securities including different prepayment rates. Prepayment rates tend to fluctuate with interest rates and other economic variables. Manufactured home loan prepayment rates generally tend to be less volatile than the prepayment rates experienced by mortgage-backed securities. See the above discussion regarding mortgage-backed securities.

MUNICIPAL SECURITIES
--------------------------------------------------------------------------------
The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the Tax-Free Income Fund invest in the municipal securities described below. To a limited extent, the U.S. Government Securities Fund also may invest in such securities. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

Certain types of municipal bonds are issued to obtain funding for privately operated facilities ("private activity" bonds). Under current tax law, interest income earned by the Funds from certain private activity bonds is an item of "tax preference" which is subject to the alternative minimum tax when received by a shareholder in a tax year during which the shareholder is subject to the alternative minimum tax.

Municipal securities in which the Funds invest include securities that are issued by a state or its agencies, instrumentalities, municipalities and political subdivisions, or by territories or possessions of the United States. Tax-exempt municipal securities include municipal bonds, municipal notes, municipal commercial paper, and municipal leases.

MUNICIPAL BONDS. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest in municipal bonds. Municipal bonds generally have maturities at the time of issuance ranging from one to thirty years, or more. Municipal bonds are issued to raise money for various public purposes. The two principal types of municipal bonds are general obligation bonds and revenue bonds. The Funds may invest in both in any proportion. General obligation bonds are secured by the full faith, credit and taxing power of the issuing municipality and not from any particular fund or revenue source. Revenue bonds are backed only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source and not from the general taxing power.

MUNICIPAL NOTES. The Florida Tax-Free Income Fund, Minnesota Tax-Free Fund and the Tax-Free Income Fund may invest in municipal notes. Municipal notes generally mature in three months to three years.

MUNICIPAL COMMERCIAL PAPER. The Florida Tax-Free Income Fund, Minnesota Tax-Free Fund and the Tax-Free Income Fund may invest in municipal commercial paper. Municipal commercial paper generally matures in one year or less.

MUNICIPAL LEASES. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest up to 25% of their net assets in municipal lease obligations, however, the Adviser of the Florida Tax-Free Income Fund does not currently intend to invest more than 5% of the Fund's net assets in municipal lease obligations. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate in any of the above. In determining leases in which the Funds will invest, the Adviser will carefully evaluate the outstanding credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the Adviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referendum, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

In addition to the "nonappropriation" risk, municipal leases have additional risk aspects because they represent a relatively new type of financing that has not yet developed the depth of marketability associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized "bond counsel," as is customarily required in larger issues of municipal securities.

Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by a Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund's Board of Directors. Under these guidelines, the Adviser will consider factors including, but not limited to 1) whether the lease can be canceled, 2) what assurance there is that the assets represented by the lease can be sold, 3) the issuer's general credit strength (e.g. its debt, administrative, economic and financial characteristics), 4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g. the potential for an "event of non-appropriation"), and 5) the legal recourse in the event of failure to appropriate.

HOUSING AUTHORITY BONDS. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest without limitation in obligations of municipal housing authorities which include both single-family and multifamily mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on multifamily housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period of time.

The exclusion from gross income for federal income tax purposes of certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single family mortgage bonds and the income levels of occupants of the housing units financed with the proceeds of the single and multifamily housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single family mortgages and the owners of the rental projects financed with the multifamily housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might not constitute an event of default under the applicable mortgage which might otherwise permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

INDUSTRIAL DEVELOPMENT REVENUE BONDS. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest up to 25% of their net assets in industrial development revenue bonds, however, the Adviser does not currently intend to invest more than 15% of each Fund's net assts in industrial development revenue bonds. Industrial development revenue bonds ("revenue bonds") are usually payable only out of a specific revenue source rather than from general revenues of the governmental entity. In addition, revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. Instead, the principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities or the credit standing of a third-party guarantor or other credit enhancement participant, if any.

HEALTH CARE FACILITY REVENUE OBLIGATIONS. The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund and the Tax-Free Income Fund may invest up to 25% of its assets in health care facility bonds which include obligations of issuers whose revenues are derived from services provided by hospitals or other health care facilities, including nursing homes. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, an increasing shortage of qualified nurses or a dramatic rise in nursing salaries, physicians' confidence in the facility, management capabilities, economic developments in the service area, competition from other similar providers, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance, and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs. Medicare reimbursements are currently calculated on a prospective basis and are not based on a provider's actual costs. Such method of reimbursement may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program and thereby may have an adverse effect on the ability of such institutions to satisfy debt service requirements. In the event of a default upon a bond secured by hospital facilities, the limited alternative uses for such facilities may result in the recovery upon such collateral not providing sufficient funds to fully repay the bonds. Certain hospital bonds provide for redemption at par upon the damage, destruction or condemnation of the hospital facilities or in other special circumstances.

MINNESOTA TAX-EXEMPT OBLIGATIONS. The Minnesota Tax-Free Income Fund, except during temporary defensive periods, will invest primarily in Minnesota tax-exempt obligations, which include obligations of the State of Minnesota or a political subdivision, municipality, agency or instrumentality of the State of Minnesota and its territories. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Minnesota tax-exempt obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota.

The information is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Minnesota and releases issued by the Minnesota Department of Finance; the information has not been updated, however, from that provided by the State, and it will not be updated during the year. The Fund has not independently verified the information. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in the manufacturing categories of fabricated metals, machinery, computers and electronics, food, and printing and related. The recent recession appears to have been less severe in Minnesota than nationally. The State's unemployment rate continues to be substantially less than the national unemployment rate. Since 1980, Minnesota per capita income generally has remained above the national average. In 2003, Minnesota per capita personal income was 108.9 percent of its U.S. counterpart. Although the State expects strong economic growth in 2004, State revenue growth typically lags economic recovery.

The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. During the first half of 2003, the State addressed substantial projected budget deficits by substantially reducing projected spending, including aid to local government and higher education, transferring funds from other accounts, deferring certain expenditures and transfers, in some cases by borrowing funds, deferring certain sales tax refunds, and raising fees. On February 27, 2004, the Minnesota Department of Finance released an Economic Forecast projecting, under then current laws, a general fund deficit of $160 million for the biennium ending June 30, 2005, total General Fund expenditures and transfers of $28.111 billion for the biennium, and a $631 million budget reserve at June 30, 2005. A forecasted deficit is not automatically reduced by the budget reserve, because gubernatorial or legislative action is required to access the reserve. Minnesota's Constitution prohibits borrowing for operating purposes beyond the end of a biennium, but the Commissioner of Finance, with the approval of the Governor, has statutory authority in the event of a projected deficit to release reserve funds and reduce unexpended allotments of prior transfers and appropriations. The State legislature adjourned its 2004 regular session without substantially reducing the projected deficit, but the Governor exercised his statutory powers to eliminate the projected deficit, primarily through reductions in spending, which is now projected to be $27.955 billion for the biennium, while retaining the $631 million budget reserve (approximately 2.26% of projected spending). The Department's planning estimates, however, continue to project a "structural deficit" of $400 million for the biennium ending June 30, 2007, under current laws. This may understate the future budget gap, because projected state revenues recognize inflation in the growth of the State tax base, but inflation, by law, generally is not included in projected state expenditures. The Minnesota Council of Economic Advisors has, for some time, urged the State to increase its budget reserve substantially to 5 percent of biennial spending.

The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts may create additional budgetary pressures.

State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, so State budgetary difficulties may have substantial adverse effects on such local government units. Generally, the State has no obligation to make payments on local obligations in the event of a default. Accordingly, factors in addition to the State's financial and economic condition will affect the creditworthiness of Minnesota tax-exempt obligations that are not backed by the full faith and credit of the State. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal of and interest on Minnesota tax-exempt obligations that are held by the Fund or the value or marketability of such obligations.

Certain Minnesota tax legislation (see TAXES, Minnesota Income Taxation - Minnesota Tax-Free Income Fund) and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota tax-exempt obligations that are held by the Minnesota Tax-Free Income Fund.

FLORIDA MUNICIPAL SECURITIES. The Florida Tax-Free Income Fund, except during temporary defensive periods, will invest primarily in Florida municipal securities, which include obligations of the State of Florida or a political subdivision, municipality, agency or instrumentality of the State of Florida and its territories. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Florida municipal securities. The following information provides only a brief summary of the complex factors affecting the financial situation in Florida. The information is based primarily upon one or more publicly available offering statements relating to debt offerings of the State of Florida; the information has not been updated from that provided by the State, and it will not be updated during the year. The Fund has not independently verified the information. It should be noted that the creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and that there is no obligation on the part of Florida to make payment on such local obligations in the event of default.

DEMOGRAPHIC AND ECONOMIC INFORMATION. Florida is the 26th largest state, with land area of 54,252 square miles and a water area of 4,308 square miles, with tidal shoreline in excess of 2,200 miles. As of April 1, 2003, Florida ranked as the fourth most populous state, with a population of 17.07 million. From 1993 to 2003, the U.S. population increased approximately 1% annually, while Florida's population averaged a 2.2% annual increase, due primarily to migration to the State. During the 1990s, the elderly population (aged 65 or older) grew by 19.2% and constituted 17.6% of the State's total population on April 1, 2000. The working age population (18-64) grew by approximately 20.1% from 1990-2000, representing 53.8% of the total population in 2000. Growth in this age group is projected at 5.8% between 2000 and 2010, to become 47.9% of the total population by 2010. Florida's unemployment rate for fiscal year 2002-2003 was 5.4%, compared to 5.9% for the U.S. as a whole.

Historically, Florida's total personal income has grown at rates similar to those of the U.S. and other southeastern states. From 1994 to 2003, Florida's total nominal personal income grew by 70% and per capita income expanded approximately 39%. For the nation, total and per capital personal income increased by 59% and 42%, respectively.

During the latter half of the twentieth century, growth in the Gross State Product (the "GSP") outpaced both the Southeast and the nation. During the same period, the manufacturing base of the State's economy declined and the service and trade bases increased. In 2003, services constituted 47.9% of the State's total non-farm jobs, compared to 42.9% five years earlier. The total number of non-farm jobs increased 6.7%, while jobs in services increased 11.6% over the same period.

Private industry accounted for 88.5% of the State's 2001 GSP. Services constituted the largest sector of the GSP (23.3%), with health services and business services contributing the most within the industry (27.1% and 26.5%, respectively). The second largest sector of the 2001 GSP was finance, insurance and real estate ("FIRE") (21.3%). Real estate was by far the largest industry, accounting for 65.4% of the FIRE portion of 2001 GSP, followed by depository institutions, which accounted for 11.3%. In 2001, agriculture, forestry and fishing constituted only about 1.9% of GSP. However, in that year, Florida's agricultural cash receipts were ninth in the nation, with the State ranking first in citrus and sugar cane, second in greenhouse and nursery products, tomatoes, strawberries and aquaculture, and fourth in honey.

Tourism is not treated as a separate industry sector, but remains an important aspect of the Florida economy. Its financial impact is reflected in a broad range of market sectors, such as transportation, communications, retail trade and services, and in State tax revenues generated by business activities that cater to visitors, such as hotels, restaurants, admissions and gift shops. According to State estimates, approximately 75.6 million people visited the State in 2003, a 2.4% increase over 2002. In 2001, hotels and lodging contributed 5.2% of the services component of the GSP, and amusement and recreation contributed 5.4%.

STATE FINANCIAL OPERATIONS. Florida law requires that financial operations of the State be maintained through the General Revenue Fund, trust funds, the Working Capital Fund and the Budget Stabilization Fund administered by the State's Chief Financial Officer. The majority of State tax revenues are deposited in the General Revenue Fund. Trust funds consist of monies which under law or trust agreement are segregated for a specific purpose. Revenues in the General Revenue Fund which exceed the amount needed for appropriations may be transferred to the Working Capital Fund.

The State Constitution mandates the creation and maintenance of a Budget Stabilization Fund, in an amount not less than 5% nor more than 10% of the last complete fiscal year's net revenue collections for the General Revenue Fund. Monies in the Budget Stabilization Fund may be transferred to the General Revenue Fund to offset a decline therein or to provide emergency funding. Monies in this fund are constitutionally prohibited from being obligated or otherwise committed for any other purpose. Any withdrawals from the Budget Stabilization Fund must be restored from general revenues in five equal annual installments, unless the legislature establishes a different restoration schedule. The State budget must be kept in balance from current revenues in each State fiscal year (July 1-June 30).

REVENUES. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, beverage tax and estate tax. Sales and use tax represents approximately 59% of all state taxes collected. Florida's law provides that each sale, admission charge, storage, or rental is taxable unless the transaction is specifically exempt. Unlike many other states, the State of Florida does not levy ad valorem taxes on real property or tangible personal property, nor does it impose a person income tax.

STATE FULL FAITH AND CREDIT DEBT. The State Constitution authorizes the issuance of bonds pledging the full faith and credit of the State to finance or refinance State capital outlay projects upon approval by vote of the electors, provided that the outstanding principal amount may not exceed 50% of total State tax revenues for the two preceding fiscal years. There are currently no bonds outstanding under this authorization.

All of the State's full faith and credit debt that is outstanding has been issued under separate constitutional authority, which also authorizes the pledge of a dedicated tax or other revenue source as well. Such debt includes bonds for pollution control and abatement and solid waste disposal (operating revenues, assessments); right-of-way acquisition and bridge construction (motor fuel or special fuel taxes); public education capital outlay (gross receipts tax); roads within a county (second gas tax); and school districts or community colleges (motor vehicle license revenues). Although these bonds are not subject to the above-referenced debt limitation, each program has debt service coverage tests that must be met prior to issuance.

STATE REVENUE BONDS. The State Constitution authorizes the issuance of bonds to finance or refinance State capital outlay projects that are payable from funds derived directly from sources other than State tax revenues. Bonds outstanding under this authorization include financings for the State University System, individual universities, public schools, State owned office facilities and toll roads. The State Constitution specifically authorizes the issuance of bonds to fund student loans; to finance housing; to refund outstanding bonds at a lower net interest cost; and for the purposes of conservation, outdoor recreation, water resource development, restoration of natural systems or historic preservation. Bonds are also outstanding which are payable from documentary stamp tax receipts for conservation and recreation purposes.

OTHER OBLIGATIONS. Although most debt of the State or its agencies is issued through the Division of Bond Finance, there are other entities that issue bonds or incur other long-term obligations that are secured by State revenues. These include the Florida Housing Finance Corporation, the Florida Ports Financing Commission, the Correctional Privatization Commission, the Department of Corrections, the Department of Juvenile Justice, the Department of Children and Families, the Florida Hurricane Catastrophe Fund Finance Corporation, the Inland Protection Financing Corporation and the Investment Fraud Restoration Financing Corporation.

DEBT RATINGS. Florida maintains a high bond rating from Moody's (Aa2), Standard & Poor's (AA+) and Fitch, Inc. (AA) on all state general obligation bonds.

FISCAL YEAR 2003 BUDGET. The State is required to annually balance its budget. General revenue appropriations for fiscal year 2002-03 totaled approximately $20,512.2 million, which was funded primarily by general revenue collections of $19,984.3 million, $197.3 million in trust fund transfers, $28.9 million in mid-year reversions and $984 million from the Working Capital Fund. Budget Stabilization Fund reserves (totaling $940.9 million) were not used to achieve the 2003 balanced budget.

General revenue collections for fiscal year 2002-03 were $655.8 million (approximately 3.4%) more than collections for the prior fiscal year. The year-end Working Capital Fund balance for fiscal year 2002-03 was approximately $678.4 million. The amount in the Budget Stabilization Fund at year-end was $958.9 million.

FISCAL YEAR 2004 BUDGET. For fiscal year 2003-04, budgeted general revenue appropriations total approximately $21,260.5 million, which are expected to be funded primarily by general revenue collections of approximately $21,408.2 million, $726.3 million in trust fund transfers, $682.4 million from the Working Capital Fund, $56.2 million in mid-year reversions, and $543.5 million to be received during the current fiscal year under the Federal Jobs and Growth Tax Relief Reconciliation Act of 2003. Budget Stabilization Fund reserves (totaling $958.9 million) were not used to achieve the 2004 balanced budget. The year-end Working Capital Fund balance for fiscal year 2003-04 is budgeted to be $2,187.7 million, with a Budget Stabilization Fund balance of $966.4 million.

LITIGATION. Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The departments involved believe that the results of such litigation pending or anticipated will not materially affect the State's financial position.

ECONOMIC CONDITIONS AND OUTLOOK. Florida's economy grew in fiscal year 2002-03 but at a slower rate than might be expected in an economic recovery. Even so, compared to the rest of the nation, Florida performed relatively better. While the U.S. experienced a decline in non-farm employment in fiscal year 2002-03, Florida posted positive growth, had a lower unemployment rate, and stronger income growth rate. This performance could be attributed to favorable natural, economic, and tax environments, and a growing population that fuels increased demand for goods and services.

A major element of Florida's economy is the construction sector. Because of low interest rates, housing starts spiked in fiscal year 2002-03. The strong performance of the housing market is expected to peak in fiscal year 2003-04. Total construction employment, which added 6,800 jobs in fiscal year 2002-03, is anticipated to create 13,400 more jobs in fiscal year 2003-04. Total residential construction expenditures increased 18.6 percent in fiscal year 2002-03 and are projected to rise 8.9 % in fiscal year 2003-04. These represent a major stimulus to the economy as well as an increase to state revenue.

Florida has remained top ranked in the nation in total job growth and has the fastest job growth rate among the ten most populous states. Florida's non-farm employment growth grew 1.1% in fiscal year 2002-03, adding 81,600 jobs, led by gains in the construction, financial, government and services industries. Eighty four percent of the job increase in fiscal year 2002-03 was from services. With the strengthening economy, non-farm employment is anticipated to add 113,000 jobs in fiscal year 2003-04, pushing wages and salaries to rise 5.3%. The unemployment rate is anticipated to slightly decline from 5.36% in fiscal year 2002-03 to 5.20% in fiscal year 2003-04.

Population has been a major source of increased economic activity in Florida, growing by 381,000 in fiscal year 2002-03. An estimated 369,000 will be added to the state's population in fiscal year 2003-04. Over the next ten years, population growth is estimated to reach 3.3 million. Population growth has been a major driver of Florida's sustained expansion as the demand for housing, durable and non-durable goods and other services continues to increase. The projected growth in population will continue to fuel the state's economic expansion.

Although the long-term growth is projected to be slower than previously anticipated, Florida's economic fundamentals remain strong. Such strength should provide impetus for the State's economy to achieve a more sustained growth.

TOBACCO SETTLEMENT ASSET-BACKED BONDS
--------------------------------------------------------------------------------
Each Fund, except U.S. Government Securities Fund, may invest in tobacco settlement asset backed bonds. The master settlement agreement of 1998 between the four major tobacco companies and 46 U.S. States, the District of Columbia, and several U.S. territories provides that the tobacco companies will pay more than $200 billion to the governmental entities over 25 years. Several governmental entities have securitized the future flow of these payments by selling bonds pursuant to indentures through distinct entities created by the governmental entity for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Payment on the Bonds, and thus risk to the Funds, is dependent on the receipt of future settlement payments to the governmental entities. The actual amount of future settlement payments is dependent on many factors, including but not limited to, cigarette consumption and the financial capability of participating tobacco companies.

FUTURES CONTRACTS, OPTIONS, OPTIONS ON FUTURES CONTRACTS, AND SWAP AGREEMENTS
--------------------------------------------------------------------------------
The Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund, and the Tax-Free Income Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. The U.S. Government Securities Fund may buy and sell options on interest rate futures contracts and index futures contracts for the purpose of hedging. As a result of entering into futures contracts, no more than 10% of any Fund's (5% for Tax-Free Income Fund's) total assets may be committed to margin.

An interest rate futures contract is an agreement to purchase or deliver an agreed amount of debt securities in the future for a stated price on a certain date. The Funds may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

Each Fund (except the Money Market Fund) may purchase and sell exchange traded put and call options on debt securities of an amount up to 5% of its net assets (10% for Bond Fund) for the purpose of hedging. The Funds may, from time to time, write exchange-traded call options on debt securities, but the Funds will not write put options. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by the Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Funds are required to maintain margin deposits with brokerage firms through which they enter into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Funds will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility.

RISKS IN FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements or the time span within which the movements take place. Closing out a futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer-term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates.

RISKS OF OPTIONS. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Funds' purchase or sale of put or call options and options on futures contracts will be based upon predictions as to anticipated interest rates by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Funds' portfolio securities.

The Funds, except the Money Market Fund, may purchase and sell put and call options and options on interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on interest rate futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities.

A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Fund.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS. The Funds (except the Money Market
Fund) may purchase put options on futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Funds will seek to realize a profit to offset the loss in value of its portfolio securities.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS. The Funds (except the Money Market Fund) may purchase call options on futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Funds will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Funds are holding cash. The Funds can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Funds' cash can be used to buy long-term securities.

The Funds expect that new types of futures contracts, options thereon, and put and call options on securities and indexes may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Funds' quality standards.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Funds, except the Money Market Fund, may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Funds than if the Funds had invested directly in an instrument that provided that desired return. Each Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of a Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

ZERO COUPON SECURITIES
--------------------------------------------------------------------------------
Each Fund is permitted to invest in zero coupon securities. Such securities are debt obligations that do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts.

The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches and this accretion (adjusted for amortization) is recognized as interest income. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
--------------------------------------------------------------------------------
Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Funds will meet their obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Funds may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Each Fund, except U.S. Government Securities Fund, is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which a Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Funds may enter into repurchase agreements with respect to any securities which they may acquire consistent with their investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for their interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Funds' directors at least quarterly for their approval.

ILLIQUID SECURITIES
--------------------------------------------------------------------------------
Each of Tax-Free Income Fund, Florida Tax-Free Income Fund, and Minnesota Tax-Free Income Fund may invest up to 15% of its net assets in all forms of "illiquid securities." The Money Market Fund may invest up to 10% of its assets in "illiquid securities." As a fundamental policy, the U.S. Government Securities Fund is prohibited from investing any of its assets in any form of restricted or illiquid securities.

An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment is valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933

(the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds' Board of Directors. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

VARIABLE AND FLOATING RATE NOTES
--------------------------------------------------------------------------------
Each Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

FOREIGN DEBT SECURITIES
--------------------------------------------------------------------------------
The Money Market Fund may invest in U.S. dollar denominated debt securities of foreign corporations and foreign governments if rated in one of the two highest categories by an NRSRO. Debt securities of foreign governments may include securities of the governments of Canada, Japan and members of the European Economic Community. All trades involving foreign debt securities will be transacted through U.S. based brokerage firms or commercial banks. Canadian investments will be made through the Toronto Stock Exchange member firms in U.S. dollars. There may be less publicly available information about foreign issuers, and foreign issuers generally are not subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers. Delays may be encountered in settling securities transactions in foreign markets. Custody charges are generally higher for foreign securities. The income from foreign securities may be subject to foreign taxes.

SIT MONEY MARKET FUND
--------------------------------------------------------------------------------
The Funds may invest up to 25% of their total net assets in shares of money market funds advised by the Adviser, which includes the Money Market Fund, subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Funds and the Adviser by the Securities and Exchange Commission. It is expected that only the Bond Fund will invest in the Money Market Fund pursuant to the Exemptive Order.

Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money Market Fund, to remit to the Funds, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with the Money Market Fund to the extent such fees are based upon a Fund's assets invested in shares of the Money Market Fund. This requirement is intended to prevent shareholders of the Funds from being subjected to double management and other asset-based fees as a result of a Fund's investments in the Money Market Fund.

RATINGS OF DEBT SECURITIES
--------------------------------------------------------------------------------
Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's Rating Services ("S&P"), and Fitch, Ratings ("Fitch"); or Aaa, Aa, A or Baa by Moody's Investors Services ("Moody's"). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moody's or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Securities rated B by Moody's are considered to generally lack characteristics of a desirable investment and the assurance of interest and principal payments over any long period of time may be small. S&P considers securities rated B to have greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. See Appendix A and B for further information about ratings.

The commercial paper purchased by the Funds will consist only of obligations which, at the time of purchase, are (a) rated at least Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

RISKS OF INVESTING IN HIGH YIELD SECURITIES
--------------------------------------------------------------------------------
The Florida Tax-Free Income Fund and Minnesota Tax-Free Income Fund may invest up to 30% of its assets in securities rated below investment-grade. Securities rated below investment-grade are referred to as high yield securities or "junk bonds." Junk bonds are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for junk bonds is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which the Funds may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

DIVERSIFICATION
--------------------------------------------------------------------------------
As a fundamental policy, each Fund (except the Florida Tax-Free Income Fund and Minnesota Tax-Free Income Fund) intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940, as amended. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing. Additionally, each of the Funds has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.

The Florida Tax-Free Income Fund and Minnesota Tax-Free Income Fund are nondiversified investment companies as defined in the 1940 Act which means that the Funds are not restricted by the provisions of the 1940 Act with respect to diversification of its investments. However, the Funds intend to comply with the diversification requirements contained in the Internal Revenue Code of 1986. Accordingly, at the end of each quarter of each Fund's taxable year (a) at least 50% of the market value of the Fund's assets must be invested in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the value of the Fund's total assets can be invested in the securities of any one issuer (other than U.S. Government securities). Since a relatively high percentage of each Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, each Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of diversified investment companies.

For purposes of such diversification, the identification of the issuer of tax-exempt securities depends on the terms and conditions of the security. If a State or a political subdivision thereof pledges its full faith and credit to payment of a security, the State or the political subdivision, respectively, is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a State or a political subdivision thereof are separate from those of the State or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality is deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or specific project is deemed the sole issuer. If, however, in any of the above cases, a state, political subdivision or some other entity guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund's total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor.

CONCENTRATION POLICY
--------------------------------------------------------------------------------
As a fundamental policy, neither Florida Tax-Free Income Fund, Minnesota Tax-Free Income Fund nor the Tax-Free Income Fund will invest more than 25% of its assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry; however, because other appropriate available investments may be in limited supply, the industry limitation does not apply to housing authority obligations or securities issued by governments or political subdivisions of governments. Appropriate available investments may be in limited supply from time to time in the opinion of the Adviser due to the Funds' investment policy of investing primarily in "investment grade" securities. The Tax-Free Income Fund does not intend to invest more than 25% of its net assets in securities of governmental units or issuers located in the same state, territory or possession of the U.S.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
To attain the investment objectives of the Funds, the Adviser will usually hold securities for the long-term. However, if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and higher transaction costs for the Funds and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. Each Fund's turnover rate may vary from year to year. For additional information, refer to "Taxes" and "Brokerage" below. The portfolio turnover rates for each of the Funds other than Money Market Fund are contained in the Financial Highlights tables in the prospectus. Because securities with maturities of less than one year are excluded from portfolio turnover rate calculations, Money Market Fund's turnover rate is zero.

SECURITIES LENDING
--------------------------------------------------------------------------------
Each of the Funds may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of a Fund's total assets. To date, the Funds have not loaned securities, and neither the Funds nor the Adviser intend to lend securities in the immediate future.

The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the Funds. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. A Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for the Fund's portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, a Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If a Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

DURATION
--------------------------------------------------------------------------------
Duration is a measure of the expected life of a fixed income security on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final principal at maturity and call features into one measure. It measures the expected price sensitivity of a fixed income security (or portfolio) for a given change in interest rates. For example, if interest rates rise by one percent, the market value of a security (or portfolio) having a duration of two years generally will fall by approximately two percent. The Adviser uses several methods to compute various duration estimates appropriate for particular securities held in portfolios.

Duration incorporates payments prior to maturity and therefore it is considered a more precise measure of interest rate risk than "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, and does not account for pre-maturity payments. Most debt securities provide coupon interest payments in addition to a final ("par") payment at maturity, and some securities have call provisions which allow the issuer to repay the instrument in part or in full before the maturity date. Each of these may affect the security's price sensitivity to interest rate changes.

For bonds that are not subject to calls prior to their maturity, duration is an effective measure of price sensitivity to changing interest rates. However, it does not properly reflect certain types of interest rate risk as bonds may be subject to optional or special mandatory redemption provisions that affect the timing of principal repayment and thus, the duration of the debt security. These provisions include refunding calls, sinking fund calls and prepayment calls. For example, while the stated final maturity of mortgage "pass-through" securities is generally 30 years, expected prepayment rates are more important in determining duration. Municipal bonds may also be subject to special redemption from unexpended proceeds, excess revenues, sale proceeds or other sources of funds, and municipal bonds may be advance refunded. Floating and variable rate debt securities may have final maturities of ten or more years, yet their interest rate risk corresponds to the frequency and benchmark index of the coupon reset. In such situations, the Adviser uses more sophisticated analytical techniques that incorporate these additional variables to arrive at a modified, effective, implied or average life duration to reflect interest rate risk. These techniques may involve the portfolio manager's expectations of future economic conditions, and these assumptions may vary from actual future conditions. The various methods used to compute appropriate duration estimates for certain bond issues, particularly those that are traded infrequently and that have a low amount of outstanding debt such as municipal bonds, may require greater reliance on the use of such assumptions by the Adviser. Therefore, for those issues, the effective or implied duration may be a less accurate estimate of interest rate risk than it is for other types of bond issues.

ADDITIONAL INFORMATION ABOUT SELLING SHARES
--------------------------------------------------------------------------------

SUSPENSION  OF SELLING ABILITY
--------------------------------------------------------------------------------
Each Fund may suspend selling privileges or postpone the date of payment:
- During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission ("SEC");
- During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;
-     For such other periods as the SEC may permit.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------
Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Funds use reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder's address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

REDEMPTION-IN-KIND
--------------------------------------------------------------------------------
If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business. The customary national business holidays observed by the New York Stock Exchange and on which the Funds are closed are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of a Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund other than the Money Market Fund will fluctuate. Money Market Fund attempts to maintain a net asset value of $1.00 per share.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

The securities held by Money Market Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Money Market Fund attempts to maintain a net asset value of $1.00 per share. Under the direction of the Board of Directors, procedures have been adopted to monitor and stabilize the Fund's price per share.

On March 31, 2004, the net asset value and public offering price per share for each Fund was calculated as follows:

Money Market Fund:

       net assets         ($44,609,975)
                         -------------
       shares outstanding  (44,613,060)  = NAV per share = public offering price per share ($1.00)

U.S. Government Securities Fund:

       net assets        ($287,441,631)
                        --------------
       shares outstanding  (26,628,683) = NAV per share = public offering price per share ($10.79)

Tax-Free Income Fund:

       net assets        ($352,281,058)
                        --------------
       shares outstanding  (35,584,890) = NAV per share = public offering price per share ($9.90)

Minnesota Tax-Free Income Fund:

       net assets        ($217,773,151)
                        --------------
       shares outstanding  (21,223,101) = NAV per share = public offering price per share ($10.26)

Florida Tax-Free Income Fund:

       net assets          ($2,647,773)
                          ------------
       shares outstanding     (263,560) = NAV per share = public offering price per share ($10.05)

MANAGEMENT
--------------------------------------------------------------------------------

The Sit Mutual Funds are a family of 13 no-load mutual funds. The five Bond Funds described in this Statement of Additional Information are the Sit Money Market Fund, Sit U.S. Government Securities Fund, Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund and the Florida Tax-Free Income Fund (the "Funds" or individually, a "Fund"); The eight stock funds within the Sit Mutual Fund family are described in a separate Statement of Additional Information.

The Money Market Fund, U.S. Government Securities Fund, the corporate issuer of the Tax-Free Income Fund, and Minnesota Tax-Free Income Fund; and the Trust which issued the Florida Tax-Free Income Fund have corporate officers and Boards of Directors, or, in the case of the Florida Tax-Free Income Fund, officers and a Board of Trustees. The Boards of Directors and the Board of Trustees are responsible for the management of the Funds and the establishment of the Funds' policies. The officers of the Funds manage the day-to-day operation of the Funds.

The Boards of Directors and the Board of Trustees have established an Audit Committee. The Audit Committee is composed entirely of directors/trustees who are not interested persons of the Fund (except in their capacities as directors/trustees) as defined in section 2(a)(19) of the Investment Company Act of 1940. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee, the Board of Directors, the Board of Trustees, or any other Board committee. The function of the Audit Committees is oversight. The primary responsibilities of the Audit Committee is to oversee the Fund's accounting and financial reporting policies and practices; its internal controls over financial reporting, and the internal controls of the Fund's accounting, transfer agency and custody service providers; to oversee the Fund's financial reporting and the independent audit of the Fund's financial statements; and to oversee, or, as appropriate, assist the full Boards' oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; to act as a liaison between the Fund's independent auditors and the full Boards of Directors and Trustees. There were two meetings of the Audit Committee during the Funds' last fiscal year. The members of the Audit Committee include: John E. Hulse, Sidney L Jones, and Donald W. Phillips.

Information pertaining to the directors/trustees and officers of the Funds is set forth on the following page. Except as noted, the business address of each officer and director/trustee is the same as that of the Adviser - 3300 IDS Center, Minneapolis, Minnesota.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER
                                                                                                       OF FUNDS
                                       TERM OF                                                         IN FUND       OTHER
NAME,                      POSITION    OFFICE(1)            PRINCIPAL                                  COMPLEX       DIRECTORSHIPS
ADDRESS AND                HELD WITH   AND LENGTH OF        OCCUPATIONS DURING                         OVERSEEN      HELD BY
AGE                        THE FUNDS   TIME SERVED          PAST FIVE YEARS                            BY DIRECTOR   DIRECTOR(4)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
DIRECTORS/TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
Eugene C. Sit (2)          Director/   Director/Trustee     Chairman, CEO and CIO of Sit Investment    13            None.
Age: 65                    Trustee     since inception.     Associates, Inc. (the "Adviser") and
                           and                              Sit/Kim International Investment
                           Chairman                         Associates, Inc. ("Sit/Kim"); Director
                                                            of SIA Securities Corp. (the
                                                            "Distributor"),and Chairman and CEO of
                                                            Sit Investment Fixed Income Advisors,
                                                            Inc. ("SF").
-----------------------------------------------------------------------------------------------------------------------------------
William E. Frenzel (2)     Director/   Director/Trustee     Guest Scholar at The Brookings             13            None.
Age: 76                    Trustee     since 1991 or        Institution and member of several
                                       the Fund's           government policy committees,
                                       inception if         foundations and organizations; Advisory
                                       later.               Director of the Adviser; Director of
                                                            Sit/Kim and SF.
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS/TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
John E. Hulse              Director/   Director/Trustee     Trustee, Pacific Gas & Electric Nuclear    13            None.
Age: 71                    Trustee     since 1995 or        Decommissioning Trust.
                                       the Fund's
                                       inception if
                                       later.
-----------------------------------------------------------------------------------------------------------------------------------
Sidney L. Jones            Director/   Director/Trustee     Lecturer, Washington Campus Consortium     13            None.
Age: 70                    Trustee     from 1988 to         of 17 Universities; Senior Advisor to
                                       1989 and from        Lawrence and Company, Toronto, Canada.
                                       1993 or the
                                       Fund's inception
                                       if later.
-----------------------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck             Director/   Director/Trustee     President and Chief Investment Officer     13            None.
Age: 63                    Trustee     since 2004.          Okabena Investment Services, Inc. from
                                                            1985 to 2003; Board member Okabena
                                                            Company from 1985 to 2003; Board
                                                            member, Zephyr Management, L.P. from
                                                            1995 to present.
-----------------------------------------------------------------------------------------------------------------------------------
Donald W. Phillips         Director/   Director of the      CEO and CIO of WestLB Asset                13            None.
Age: 56                    Trustee     International        Management (USA) LLC, 4/00 to present;
                                       Fund since 1993,     President of Forstmann-Leff
                                       and since 1990       International, Inc. from 1997 to 4/00.
                                       or the Fund's
                                       inception if
                                       later for all
                                       other Funds.
-----------------------------------------------------------------------------------------------------------------------------------
Melvin C. Bahle            Director/   Director/Trustee     Director and/or officer of several         13            None.
Age: 85                    Trustee     Emeritus since       foundations and charitable
                           Emeritus    1995 or the          organizations.
                                       Fund's inception
                                       if later.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER
                                                                                                       OF FUNDS
                                         TERM OF                                                       IN FUND       OTHER
NAME,                      POSITION      OFFICE(1)          PRINCIPAL                                  COMPLEX       DIRECTORSHIPS
ADDRESS AND                HELD WITH     AND LENGTH OF      OCCUPATIONS DURING                         OVERSEEN      HELD BY
AGE                        THE FUNDS     TIME SERVED        PAST FIVE YEARS                            BY DIRECTOR   DIRECTOR(4)
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
Peter L. Mitchelson        Vice          Re-Elected by      Director and President of the Adviser;     N/A           N/A
Age: 63                    Chairman      the Boards         Director and Executive Vice President
                                         annually;          of Sit/Kim; Director of the Distributor;
                                         Officer since      and Vice Chairman of SF.  Director of
                                         inception.         the Sit Funds through 4/30/02.
-----------------------------------------------------------------------------------------------------------------------------------
Roger J. Sit (3)           Executive     Re-Elected by      Executive Vice President - Research and    N/A           N/A
Age: 42                    Vice          the Boards         Investment Management the Adviser;
                           President     annually;          Director, President, COO, and Deputy
                                         Officer since      CIO of Sit/Kim.
                                         1998.
-----------------------------------------------------------------------------------------------------------------------------------
Michael C. Brilley         Senior Vice   Re-Elected by      Senior Vice President and Senior Fixed     N/A           N/A
Age: 59                    President     the Boards         Income Officer of the Adviser; Director
                                         annually;          and President and Chief Fixed Income
                                         Officer since      Officer of SF.
                                         1985.
-----------------------------------------------------------------------------------------------------------------------------------
Debra A. Sit (3)           Vice          Re-Elected by      Vice President - Bond Investments of       N/A           N/A
Age: 43                    President -   the Boards         the Adviser; Assistant Treasurer and
                           Investments   annually;          Assistant Secretary of Sit/Kim and SF;
                                         Officer since      and Senior Vice President - Investments
                                         1994.              of SF.
-----------------------------------------------------------------------------------------------------------------------------------
Mark H. Book               Vice          Re-Elected by      Vice President and Fixed Income            N/A           N/A
Age: 41                    President -   the Boards         Portfolio manager of SF.
                           Investments.  annually;
                           U.S. Govt.    Officer since
                           and Bond      2002.
                           Funds only.
-----------------------------------------------------------------------------------------------------------------------------------
Bryce A. Doty              Vice          Re-Elected by      Vice President and Fixed Income            N/A           N/A
Age: 37                    President -   the Boards         Portfolio Manager of SF.
                           Investments.  annually;
                           U.S. Govt.    Officer since
                           and Bond      1996.
                           Funds only.
-----------------------------------------------------------------------------------------------------------------------------------
Paul J. Junquist           Vice          Re-Elected by      Vice President and Fixed Income            N/A           N/A
Age: 42                    President -   the Boards         Portfolio Manager of SF.
                           Investments.  annually;
                           Money Market  Officer since
                           and MN        1996.
                           Tax-Free
                           Income Funds
                           only.
-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Eckert          Vice          Re-Elected by      Mutual Fund Institutional Client           N/A           N/A
Age: 48                    President -   the Boards         Group of Adviser.
                           Institutional annually;
                           Client Group  Officer since
                                         1989.
-----------------------------------------------------------------------------------------------------------------------------------
Paul E. Rasmussen          Vice          Re-Elected by      Vice President, Secretary, Controller      N/A           N/A
Age: 43                    President     the Boards         and Chief Compliance Officer of the
                           and           annually;          Adviser; Vice President, Secretary, and
                           Treasurer     Officer since      Chief Compliance Officer of Sit/Kim and
                                         1994.              SF; President of the Distributor.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER
                                                                                                       OF FUNDS
                                         TERM OF                                                       IN FUND       OTHER
NAME,                      POSITION      OFFICE(1)          PRINCIPAL                                  COMPLEX       DIRECTORSHIPS
ADDRESS AND                HELD WITH     AND LENGTH OF      OCCUPATIONS DURING                         OVERSEEN      HELD BY
AGE                        THE FUNDS     TIME SERVED        PAST FIVE YEARS                            BY DIRECTOR   DIRECTOR(4)
-----------------------------------------------------------------------------------------------------------------------------------
Michael J. Radmer          Secretary     Re-Elected by      Partner of the Funds'general counsel,      N/A           N/A
Suite 1500                               the Boards         Dorsey & Whitney, LLP.
50 South Sixth St.                       annually;
Minneapolis, MN                          Officer since
55402                                    1984.
Age: 59
-----------------------------------------------------------------------------------------------------------------------------------
Carla J. Rose              Vice          Re-Elected by      Vice President, Administration & Deputy    N/A           N/A
Age: 38                    President,    the Boards         Controller of the Adviser; Vice
                           Assistant     annually;          President, Administration and
                           Secretary &   Officer since      Controller of Sit/Kim; Controller and
                           Assistant     2000.              Treasurer of SF.
                           Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
Kelly K. Boston            Assistant     Re-Elected by      Staff Attorney of the Adviser.             N/A           N/A
Age: 35                    Secretary &   the Boards
                           Assistant     annually;
                           Treasurer     Officer since
                                         2000.
-----------------------------------------------------------------------------------------------------------------------------------

       1) Each Director/Trustee serves until their resignation, removal or the next meeting of the shareholders at which election of directors/trustees is an agenda item and until his successor is duly elected and shall qualify.
       2) Directors/Trustee who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an "interested person" because he is an officer of Sit Investment Associates, Inc., the Fund's investment adviser. Mr. Frenzel is deemed to be an interested person because he is an advisory director and shareholder of the Fund's investment adviser.
       3) Mr. Roger Sit is the son of Eugene C. Sit. Ms. Debra Sit is the daughter of Eugene C. Sit.
       4) Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

FUND SHARES OWNED BY DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------
The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Sit Family of Funds for which he is a Board member or Trustee, in each case as of December 31, 2003. Since the Florida Tax-Free Income Fund's inception was December 31, 2003, there are no amounts to report for the Fund.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                AGGREGATE DOLLAR
                                                U.S.            TAX-          MN TAX-         FLORIDA            RANGE OF EQUITY
                              MONEY         GOVERNMENT          FREE           FREE           TAX-FREE          SECURITIES IN THE
                              MARKET        SECURITIES         INCOME         INCOME           INCOME            13 SIT MUTUAL
NAME OF DIRECTOR               FUND             FUND            FUND           FUND             FUND                FUNDS (2)
---------------------------------------------------------------------------------------------------------------------------------
                              $1 -              Over            Over           Over                                 Over
Eugene C. Sit (1)            $10,000          $100,000        $100,000       $100,000           None              $100,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                Over                                                Over
William E. Frenzel (1)        None              None          $100,000         None             None              $100,000
---------------------------------------------------------------------------------------------------------------------------------
                               $1 -                                                                                 Over
John E. Hulse                $10,000            None            None           None             None               $100,000
---------------------------------------------------------------------------------------------------------------------------------
                             $10,001-           Over                                                                Over
Sidney L. Jones               $50,000         $100,000          None           None             None              $100,000
---------------------------------------------------------------------------------------------------------------------------------
                               Over                             Over                                                Over
Bruce C. Lueck               $100,000           None          $100,000         None             None              $100,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $10,000-
Donald W. Phillips             None             None            None           None             None               $50,000
---------------------------------------------------------------------------------------------------------------------------------

       1) Directors/Trustees who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940.
       2) The Sit Mutual Funds consist of 13 no-load mutual funds; the five Bond Funds described in this Statement of Additional Information and eight stock funds described in a separate Prospectus and Statement of Additional Information.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Director/Trustee, and their immediate family members, in (i) an investment advisor or principal underwriter of the Fund and
(ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds. Information provided is as of December 31, 2003.

----------------------------------------------------------------------------------------------------------------------------------
                          NAME OF OWNERS AND                                         TITLE OF         VALUE OF        PERCENT OF
NAME OF DIRECTOR       RELATIONSHIPS TO DIRECTOR               COMPANY                CLASS          SECURITIES         CLASS
----------------------------------------------------------------------------------------------------------------------------------
John E. Hulse                    ---                             ---                    ---             ---              ---
------------------------------------------------------------------------------- --------------------------------------------------
Sidney L. Jones                  ---                             ---                    ---             ---              ---
------------------------------------------------------------------------------- --------------------------------------------------
Bruce C. Lueck                   ---                             ---                    ---             ---              ---
----------------------------------------------------------------------------------------------------------------------------------
Donald W. Phillips     Phillips Financial, L.P.    Sit Capital Fund II, L.P. (1)     L.P.(2)          $759,348           4.1%
----------------------------------------------------------------------------------------------------------------------------------

       1) Sit Investment Associates, Inc. is the general partner and a limited partner.
       2)     Limited partnership interest

COMPENSATION
--------------------------------------------------------------------------------
Through December 31, 2003, the Sit Funds as a group (a total of 14 funds) paid each Director/Trustee, who is not also an officer, an annual total fee of $25,000, $2,500 for each meeting attended, and provided reimbursement for travel and other expenses. Each Director/Trustee that is a member of the Funds' Audit Committee is paid $1,000 for each Audit Committee meeting attended. Audit Committee meetings are held two times a year, following the February and October Board meetings. Mr. Hulse is Chair of the Audit Committee and Mr. Jones and Mr. Phillips are committee members. The following table sets forth the aggregate compensation received by each Director/Trustee from each Fund and from all fourteen of the Sit Mutual Funds for the fiscal year ended March 31, 2004. Mr. Bruce C. Lueck was elected as a director/trustee of the Sit Mutual Funds effective January 1, 2004, but did not receive compensation by fiscal year ended March 31, 2004 for his services in first quarter 2004. Pursuant to each Fund's investment management agreement with the Adviser, the Adviser is obligated to pay the Funds' expenses, including fees paid to the Directors/Trustees. (See discussion under "Investment Adviser" below.) Directors/Trustees who are officers of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table.

--------------------------------------------------------------------------------------------------------------------
                                                        PENSION OR                ESTIMATED
                              AGGREGATE                 RETIREMENT                 ANNUAL                TOTAL
                             COMPENSATION            BENEFITS ACCRUED             BENEFITS            COMPENSATION
                              FROM EACH                 AS PART OF                  UPON               FROM FUND
NAME OF DIRECTOR                 FUND                 FUND EXPENSES              RETIREMENT            COMPLEX
--------------------------------------------------------------------------------------------------------------------
John E. Hulse                  $2,643                      None                     None               $37,000
--------------------------------------------------------------------------------------------------------------------
Sidney L. Jones                 2,643                      None                     None                37,000
--------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck                   None                      None                     None                 None
--------------------------------------------------------------------------------------------------------------------
Donald W. Phillips              2,643                      None                     None                37,000
--------------------------------------------------------------------------------------------------------------------
William E. Frenzel              2,500                      None                     None                35,000
--------------------------------------------------------------------------------------------------------------------

CODE OF ETHICS
--------------------------------------------------------------------------------
The Funds and their investment adviser and principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Sit Investment Associates, Inc. (the "Adviser") was incorporated in Minnesota on July 14, 1981 and has served as the Funds' investment adviser since the inception of each Fund pursuant to Investment Management Agreements.

TERMS COMMON TO ALL FUNDS' INVESTMENT MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
Each Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors or Board of

Trustees, in the case of the Florida Tax-Free Income Fund. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund's Board of Directors or Trustees regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, trustees, officers or employees of the Fund if duly elected to such positions by the shareholders or directors/trustees of the Fund.

Each Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or Trustees or shareholders and by a majority of the Board of Directors or Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).

COMPENSATION AND ALLOCATION OF EXPENSES
--------------------------------------------------------------------------------
Under each Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to .80% (except for the U.S. Government Securities Fund and Money Market Fund) of the average daily net assets of the Fund. However, under each such Fund's Agreement, the Adviser has agreed to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

Under the current Investment Management Agreement for each of U.S. Government Securities Fund and Money Market Fund, the Fund is obligated to pay the Adviser a flat monthly fee equal on an annual basis to 1.00% of the first $50 million of average daily net assets and .80% of average daily net assets in excess of $50 million for U.S. Government Securities Fund and equal on an annual basis to .80% of the first $50 million of average daily net assets and .60% of average daily net assets in excess of $50 million for Money Market Fund. However, under each such Fund's current Agreement, the Adviser is obligated to bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

For the period October 1, 1993 through December 31, 2005 the Adviser has voluntarily agreed to limit the management fee (and, thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of U.S. Government Securities Fund and Money Market Fund to .80% and .50% of average daily net assets per year, respectively, and of Tax-Free Income Fund to .70% of the Fund's average daily net assets in excess of $250 million and .60% of the Funds' daily net assets in excess of $500 million. After December 31, 2005, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Set forth below are the investment management fees paid by each Fund, during the fiscal years ended March 31, 2004, 2003, and 2002, and other fees and expenses paid by the Funds during such years and fees and expenses of the Funds waived or paid by the Adviser during such years:


                                   MONEY          U.S. GOVT.             TAX-FREE        MN TAX-FREE          FL TAX-FREE
                                   MARKET         SECURITIES              INCOME           INCOME               INCOME
2004                                FUND             FUND                  FUND              FUND                FUND
----                           ------------------------------------------------------------------------------------------
Investment Advisory Fees          $462,406         $2,801,849           $3,036,296        $1,716,463           $4,386
   Fees Waived                    (160,167)          (100,000)            (129,537)           ---                ---
   Net Fund Expense                302,239          2,701,849            2,906,759         1,716,463            4,386

                                   MONEY          U.S. GOVT.             TAX-FREE        MN TAX-FREE          FL TAX-FREE
                                   MARKET         SECURITIES              INCOME           INCOME               INCOME
2003                                FUND             FUND                  FUND              FUND                FUND
----                           ------------------------------------------------------------------------------------------
Investment Advisory Fees          $540,429         $2,675,327           $3,451,230        $1,668,462
   Fees Waived                    (174,090)          (100,822)            (179,349)           ---
   Net Fund Expense                366,339          2,574,505            3,271,881         1,668,462

2002
----
Investment Advisory Fees          $675,853         $1,579,681           $3,674,186        $1,447,661
   Fees Waived                    (195,519)           (99,452)            (210,706)               00
   Net Fund Expenses               480,334          1,480,229            3,463,480         1,447,661


REAPPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
At a meeting held October 20, 2003, the Funds' Boards of Directors or Board of Trustees, in the case of the Florida Tax-Free Income Fund, including a majority of the members of each Board who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Funds, reapproved (initially approved, in the case of the Florida Tax-Free Income Fund) for a one year period the Funds' Investment Management Agreements. In reapproving such Agreements, the Directors or Trustees evaluated the terms of the Agreements and reviewed various factors such as the advisory fees charged the Funds, the Funds' expenses in absolute and comparable terms, the services provided to the Funds and the Fund related expenses borne by the Adviser, the profitability of the Adviser in managing the Funds, the quality of investment advice received (including the performance of the Funds in absolute and comparable terms), the extent to which "soft dollar" benefits such as research services received by the Adviser as a result of brokerage generated by the Funds benefit the Funds, and other matters. The Directors or Trustees also took into account the fact that the Investment Management Agreements are "unified fee agreements," and that the Adviser has voluntarily limited its management fee (and thereby all Fund expenses, with certain limited exceptions set forth in the Investment Management Agreements) for Money Market Fund, U.S. Government Securities Fund and Tax-Free Income Fund.

DISTRIBUTOR
--------------------------------------------------------------------------------

Sit Mutual Funds II, Inc. (the "Company") on behalf of the Minnesota Tax-Free Income Fund, and the Tax-Free Income Fund; the Trust, on behalf of the Florida Tax-Free Income Fund; the U.S. Government Securities Fund, and the Money Market Fund have entered into an Underwriting and Distribution Agreement with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities acts as each Fund's principal underwriter. Securities markets each Fund's shares only to certain institutional investors and all other sales of each Fund's shares are made by each Fund. The Adviser pays all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Fund. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, a Fund pays commissions higher than the lowest commission rates available.

Fund management does not currently anticipate that a Fund will affect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Autranet, Inc. ("AI"), unaffiliated registered broker-dealers. All transactions placed with CIS and AI are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, analytical and investment research information, resources from Egan-Jones Rating Company, Fitch Ratings, Moody's Investors Service Inc., Municipal Market Data, Standard & Poor's Rating Services, Bloomberg, L.P., Institutional Investor, Pattern Recognition Research Inc., and Stone & McCarthy Research Associates.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. All trades will be transacted through U.S. based brokerage firms and commercial banks.

Brokerage commissions paid by the Funds for the fiscal years ended March 31, 2004, 2003, and 2002, were:


                                            2004         2003         2002
                                            ----         ----         ----

      Money Market Fund                        0            0            0
      U.S. Government Securities Fund          0            0            0
      Tax-Free Income Fund                 5,215       37,461       59,392
      Minnesota Tax-Free Income Fund           0          700        1,430
      Florida Tax-Free Income Fund             0          ---          ---


The amount of commissions paid by the Tax-Free Income Fund, the Minnesota Tax-Free Income Fund and the Florida Tax-Free Income Fund fluctuate from year to year due to the amount of each Fund's transactions in securities issued by certain closed-end funds during the period.

PROXY VOTING
--------------------------------------------------------------------------------

The Funds, or the corporate issuer (or Trust, in the case of Florida Tax-Free Income Fund) of their shares, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy, and oversees and manages the day-to-day operations of the Adviser's Proxy Voting Policies.

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, proposals seeking shareholder approval of equity-based compensation plans, changes in corporate control or shareholder rights, poison pills, corporate restructuring, and significant transactions. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or it's designates(s). The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser's vote. The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the "Service Firm") to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund's best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser's personnel; disclose the conflict to the Fund's board of Trustees and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the respective Fund's outstanding shares as of July 8, 2004:

                                                                          Record        Beneficially           Of Record &
Person                                                                     Only            Only                Beneficially
------                                                                   --------      ------------          ---------------
MONEY MARKET FUND
-----------------
      Metropolitan Sports Facilities Commission, 900 South 5th Street                                             18%
      Minneapolis, MN

U.S. GOVERNMENT SECURITIES FUND
-------------------------------
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                45%

      National Financial Services Corporation for
      Benefit Cust, P.O. Box 3908, New York, NY                             21%

TAX-FREE INCOME FUND
--------------------
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                24%

      National Financial Services Corporation for
      Benefit Cust, P.O. Box 3908, New York, NY                             12%

MINNESOTA TAX-FREE INCOME FUND
------------------------------
      Charles Schwab & Company, Inc., Special Custody Account for
      Benefit Cust, 101 Montgomery Street, San Francisco, CA                16%

      National Financial Services Corporation for                            5%
      Benefit Cust, P.O. Box 3908, New York, NY

FLORIDA TAX-FREE INCOME FUND
----------------------------
      None.

As of July 8, 2004, the officers and directors of the Funds, as a group, owned 3.5% of the shares of Minnesota Tax-Free Income Fund, 1.7% of the shares of the Tax-Free Income Fund, and less than 1% of the shares of Money Market Fund, U.S. Government Securities Fund, and Florida Tax-Free Income Fund.

TAXES
--------------------------------------------------------------------------------
Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code; determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock, securities, or currency, and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund held for six months or less (although regulations may reduce this time period to 31 days) will be disallowed for federal income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares. Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of the Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund, even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of such Fund.

The Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, and the Florida Tax-Free Income Fund, intend to take all actions required under the Code to ensure that each Fund may pay "exempt-interest dividends." Distributions of net interest income from tax-exempt obligations that are designated by the Funds as exempt-interest dividends are excludable from the gross income of the Funds' shareholders. The Funds' present policy is to designate exempt-interest dividends annually. The Funds will calculate exempt-interest dividends based on the average annual method and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of income that was tax-exempt during the period covered by the distribution. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax return. Distributions paid from other taxable interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Tax-Free Income Fund and Minnesota Tax-Free Income Fund may each invest up to 20% of its net assets in securities that generate interest that is treated as an item of tax preference. The Florida Tax-Free Income Fund may invest up to 10% of its net assets in securities that generate interest that is treated as an item of tax preference. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

Because liability for the AMT depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Tax-Free Income Fund, Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund will be subject to the tax will depend upon each shareholder's individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Tax-Free Income Fund, Minnesota Tax-Free Income Fund, or the Florida Tax-Free Income Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

In addition, shareholders who are or may become recipients of Social Security benefits should be aware that exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt securities. The Tax-Free Income Fund, the Minnesota Tax-Free Income Fund, and the Florida Tax-Free Income Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Funds will avoid investment in tax-exempt securities which, in the opinion of the investment adviser, pose a material risk of the loss of tax exemption. Further, if a tax-exempt security in a Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

If the Funds invest in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If a Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time a Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, a Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. Furthermore, if a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because each Fund is required to distribute substantially all of its net investments income (including accrued original issue discount), a Fund investing in either zero coupon bonds or U.S. Treasury inflation protection securities may be required to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or to liquidate securities.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

MINNESOTA INCOME TAXATION - MINNESOTA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends paid by the Minnesota Tax-Free Income Fund that is derived from interest on Minnesota tax exempt obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses.

Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

The 1995 Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Tax-Free Income Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provision.

FLORIDA TAXATION -FLORIDA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
Florida does not currently impose an income tax on individuals. Thus individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the Florida Fund. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax. Florida currently imposes an "intangibles tax" on the fair market value of securities and other intangible assets owned by Florida residents. The intangibles tax is imposed at the annual rate of 0.10%. Certain types of tax-exempt securities of Florida issuers, U.S. government securities, and tax-exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. Shares of a mutual fund organized as a business trust and invested at least 90% in Florida municipal obligations, U.S. government obligations, and certain other designated securities on January 1 are exempt from the tax. If a fund's portfolio is less than 90% invested in such securities on January 1, the exemption applies only to the portion of assets (if any) invested in U.S. government obligations. The Fund is organized as a business trust and will make every effort to have at least 90% of its portfolio invested in exempt securities on January 1. The Fund therefore expects that the entire value of all Fund shares will be exempt from the intangibles tax. In order to take advantage of the exemption from the intangibles tax in any year, the Fund may have to sell a sufficient portion of non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31 of the preceding year. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

CAPITALIZATION AND VOTING RIGHTS
--------------------------------------------------------------------------------

Each of the Funds or the corporate issuer of their shares (except Florida Tax-Free Income Fund) is organized as a Minnesota corporation. Each of the Funds (or its corporate issuer) has only one class of shares -- common shares. The U.S. Government Securities Fund and Money Market Fund each has one series of common shares consisting of ten billion shares with a par value of one-tenth of one cent per share. The corporate issuer of Tax-Free Income Fund, and Minnesota Tax-Free Income Fund (Sit Mutual Funds II, Inc.) is organized as a series fund with one trillion shares of common stock authorized and a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each series: Series A Common Shares, which represent shares of Tax-Free Income Fund; Series B Common Shares, which represent shares of Minnesota Tax-Free Income Fund. The Board of Directors of Sit Mutual Funds II, Inc. is empowered to issue other series of common stock without shareholder approval.

The Florida Tax-Free Income Fund is a series of the Sit Mutual Funds Trust. The Trust is an open-end management investment company established as a statutory trust under the laws of the state of Delaware. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of a singles series. The Trustees may, however, establish additional series without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

The Funds (except Florida Tax-Free Income Fund) are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. Likewise, the Florida Tax-Free Income Fund, under its Declaration of Trust, is not required to hold annual or periodically scheduled meetings of shareholders. Each of the Funds, however, intend to hold meetings of shareholders annually. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, Minnesota law allows a shareholder or shareholders holding three percent or more of the voting shares of the Funds to demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all amendments to investment advisory contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements included in the Funds' annual report to shareholders for the fiscal year ended March 31, 2004 are incorporated by reference in this Statement of Additional Information.

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN;  COUNSEL;  ACCOUNTANTS
--------------------------------------------------------------------------------
The Northern Trust Co., 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Funds' assets and portfolio securities; Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402, is the independent General Counsel for the Funds; and KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, acts as the Funds' independent registered public accounting firm.

LIMITATION OF DIRECTOR /TRUSTEE LIABILITY
--------------------------------------------------------------------------------

The Directors of the Funds other than Florida Tax-Free Income Fund are governed by Minnesota law. Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

With respect to Trustees of the Florida Tax-Free Income Fund, the Declaration of Trust of Sit Mutual Funds Trust, dated as of October 14, 2003 ("Declaration of Trust") provides that the Trust, out of its assets, shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust, other than those to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, grow negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of the Declaration of Trust.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS
BOND RATINGS
      MOODY'S INVESTORS SERVICE, INC.
      -------------------------------
             Rating         Definition
             ------         ----------
             Aaa            Judged to be the best quality, carry the smallest
                            degree of investment risk.
             Aa             Judged to be of high quality by all standards.
             A              Possess many favorable investment attributes and are
                            to be considered as higher medium grade obligations
             Baa            Medium grade obligations. Lack outstanding
                            investment characteristics.
             Ba             Judged to have speculative elements. Protection of
                            interest and principal payments may be very
                            moderate.
             B              Generally lack characteristics of a desirable
                            investment. Assurance of interest and principal
                            payments over any long period of time may be small.
             Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.
      STANDARD & POOR'S
      -----------------
             Rating         Definition
             ------         ----------
             AAA            Highest grade obligations and possess the ultimate
                            degree of protection as to principal and interest.
             AA             Also qualify as high grade obligations, and in the
                            majority of instances differ from AAA issues only in
                            small degree.
             A              Regarded as upper medium grade, have considerable
                            investment strength but are not entirely free from
                            adverse effects of changes in economic and trade
                            conditions, interest and principal are regarded as
                            safe.
             BBB            Considered investment grade with adequate capacity
                            to pay interest and repay principal.
             BB             Judged to be speculative with some inadequacy to
                            meet timely interest and principal payments.
             B              Has greater vulnerability to default than other
                            speculative grade securities. Adverse economic
                            conditions will likely impair capacity or
                            willingness to pay interest and principal.
             Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.
      FITCH RATINGS
      -------------
             Rating         Definition
             ------         ----------
             AAA            Highest credit quality with exceptional ability to
                            pay interest and repay principal.
             AA             Investment grade and very high credit quality
                            ability to pay interest and repay principal is very strong, although not quite as strong as AAA.
             A              Investment grade with high credit quality. Ability
                            to pay interest and repay principal is strong.
             BBB            Investment grade and has satisfactory credit
                            quality. Adequate ability to pay interest and repay principal.
             BB             Considered speculative. Ability to pay interest and
                            repay principal may be affected over time by adverse economic changes.
             B              Considered highly speculative. Currently meeting
                            interest and principal obligations, but probability of continued payment reflects limited margin of safety.
             + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

      COMMERCIAL PAPER RATINGS
      MOODY'S
      -------
             Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.
      STANDARD & POOR'S
      -----------------
             The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. The modifier "+" indicates that the security is in the higher end of this rating category.
      FITCH RATINGS
      -------------
             F-1+           Exceptionally strong credit quality.
             F-1            Strong credit quality.

                                   APPENDIX B
     MUNICIPAL BOND, MUNICIPAL NOTE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

MUNICIPAL BOND RATINGS
      STANDARD & POOR'S:
             Rating         Definition
             ------         ----------
             AAA            Highest rating; extremely strong security.
             AA             Very strong security; differs from AAA in only a
                            small degree.
             A              Strong capacity but more susceptible to adverse
                            economic effects than two above categories.
             BBB            Adequate capacity but adverse economic conditions
                            more likely to weaken capacity.
             BB             Judged to be speculative with some inadequacy to
                            meet timely interest and principal payments.
             B              Has greater vulnerability to default than other
                            speculative grade securities. Adverse economic
                            conditions will likely impair capacity or
                            willingness to pay interest and principal.
             Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through B. The indicators show relative standing within the major rating categories.
      MOODY'S INVESTORS SERVICES, INC.:
             Rating         Definition
             ------         ----------
             Aaa            Best quality; carry the smallest degree of
                            investment risk.
             Aa             High quality; margins of protection not quite as
                            large as the Aaa bonds.
             A              Upper medium grade; security adequate but could be
                            susceptible to impairment.
             Baa            Medium grade; neither highly protected nor poorly
                            secured--lack outstanding investment characteristics
                            and sensitive to changes in economic circumstances.
             Ba             Judged to have speculative elements. Protection of
                            interest and principal payments may be very
                            moderate.
             B              Generally lack characteristics of a desirable
                            investment. Assurance of interest and principal
                            payments over any long period of time may be small.
             Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.
      FITCH RATINGS:
             Rating         Definition
             AAA            Highest credit quality with exceptional ability to
                            pay interest and repay principal.
             AA             Investment grade and very high credit quality
                            ability to pay interest and repay principal is very
                            strong, although not quite as strong as AAA.
             A              Investment grade with high credit quality. Ability
                            to pay interest and repay principal is strong.
             BBB            Investment grade and has satisfactory credit
                            quality. Adequate ability to pay interest and repay
                            principal.
             BB             Considered speculative. Ability to pay interest and
                            repay principal may be affected over time by adverse
                            economic changes.
             B              Considered highly speculative. Currently meeting
                            interest and principal obligations, but probability
                            of continued payment reflects limited margin of
                            safety.
             + and - indicators indicate the relative position within the rating category, but are not used in AAA category.
MUNICIPAL NOTE RATINGS
      STANDARD & POOR'S:
             Rating         Definition
             ------         ----------
             SP-1           Very strong or strong capacity to pay principal and
                            interest. Those issues determined to possess
                            overwhelming safety characteristics will be given a
                            plus (+) designation.
             SP-2           Satisfactory capacity to pay principal and interest.
      MOODY'S INVESTORS SERVICE, INC.:
             Rating*        Definition
             -------        ----------
             MIG 1          Best quality.
             MIG 2          High quality.
             MIG 3          Favorable quality.
             MIG 4          Adequate quality.



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             * A short-term issue having a demand feature, i.e., payment relying on external liquidity and usually payable upon demand rather than fixed maturity dates, is differentiated by Moody's with the use of the symbols VMIG1 through VMIG4.

TAX-EXEMPT COMMERCIAL PAPER RATINGS
      STANDARD & POOR'S:
             Rating              Definition
             ------              ----------
             A-1+                Highest degree of safety.
             A-1                 Very strong degree of safety.
      MOODY'S INVESTORS SERVICE, INC.:
             Rating              Definition
             ------              ----------
             Prime 1(P-1)        Superior capacity for repayment.




























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